Unvested Restricted Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Feb. 12, 2015
Earnings Per Share [Abstract]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	1,473
Shares Issued, Price Per Share		$ 17.22